Organization and basis of presentation (Details) (USD $)	0 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	May 01, 2013	Dec. 21, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Secured debt [Member]	Sep. 30, 2013 Master repurchase agreement one [Member] Secured debt [Member]	Mar. 22, 2013 Master repurchase agreement one [Member] Secured debt [Member]	Sep. 30, 2013 Master repurchase agreement two [Member] Secured debt [Member]	Sep. 12, 2013 Master repurchase agreement two [Member] Secured debt [Member]	Sep. 30, 2013 Master repurchase agreement three [Member] Secured debt [Member]	Sep. 23, 2013 Master repurchase agreement three [Member] Secured debt [Member]
Organization and Basis of Presentation [Line Items]
Proceeds from Contributed Capital		$ 100,000,000
Ownership percentage in general partner of the operating partnership				100.00%	100.00%
Ownership interest in operating partnerhip		100.00%		100.00%	100.00%
Line of credit facility, maximum borrowing capacity						425,000,000	100,000,000	100,000,000	125,000,000	125,000,000	200,000,000	200,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Sale of Stock, Price Per Share	$ 18.75
Issuance of common stock, including stock option exercises	$ 309,500,000		$ 500,000	$ 100,000,000	$ 323,619,000